Share Capital (Tables)	6 Months Ended
Jun. 30, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Issued and Fully Paid Ordinary Shares
ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH[1]

	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2020	4,151,787,517	3,729,407,107	349	308	657
Repurchases of shares	(50,548,018)	(23,223,271)	(4)	(2)	(6)
At June 30, 2020	4,101,239,499	3,706,183,836	345	306	651
At January 1, 2019	4,471,889,296	3,745,486,731	376	309	685
Repurchases of shares	(139,414,447)	—	(12)	—	(12)
At June 30, 2019	4,332,474,849	3,745,486,731	365	309	674
1. Share capital at June 30, 2020 also included 50,000 issued and fully paid sterling deferred shares of £1 each.